Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets
a.Breakdown of intangible assets

		12/31/2023			12/31/2022
	Annual amortization rate	Historical cost	Accumulated amortization	Carrying amount	Historical cost	Accumulated amortization	Carrying amount
Development costs	20%	360,818	(119,107)	241,711	234,400	(48,835)	185,565
Intangible assets in progress	—	288,045	—	288,045	279,675	—	279,675
Software	17%	457,210	(283,993)	173,217	336,495	(204,278)	132,217
Customer portfolio	20%	13,965	(7,369)	6,596	13,965	(5,589)	8,376
Goodwill	—	635,735	—	635,735	632,796	—	632,796
Total		1,755,773	(410,469)	1,345,304	1,497,331	(258,702)	1,238,629
b.Changes in intangible assets

	12/31/2022	Addition	Write-offs	Transfers	Business Combination	Amortization	12/31/2023
Development costs	185,565	40,746	(195)	86,648	—	(71,053)	241,711
Intangible assets in progress	279,675	143,625	(188)	(135,067)	—	—	288,045
Software	132,217	72,338	(42)	48,419	—	(79,715)	173,217
Customer portfolio	8,376	—	—	—	—	(1,781)	6,596
Goodwill	632,796	—	—	—	2,939	—	635,735
Total	1,238,629	256,709	(425)	—	2,939	(152,549)	1,345,304

	12/31/2021	Addition	Write-offs	Transfers	Business Combination	Amortization	12/31/2022
Development costs	115,417	30	(253)	104,675	—	(34,304)	185,565
Intangible assets in progress	177,979	211,994	(7,042)	(103,256)	—	—	279,675
Software	47,150	54,934	(2,041)	(1,419)	155,622	(122,029)	132,217
Customer portfolio	10,329	—	(103)	—	—	(1,850)	8,376
Goodwill (a)	78,037	—	—	—	554,759	—	632,796
Total	428,912	266,958	(9,439)	—	710,381	(158,183)	1,238,629

(a)    Refers to the acquisition of Inter & Co Payments, Inc as disclosed in explanatory note 4 of business combination.